UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 94.2%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	$43,495,302	$43,495,302
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	886,912	886,912
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	249,532	249,532
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	66,323	66,323

Total Repurchase Agreements
(Cost $44,698,069)		44,698,069

Total Investments—94.2% (Cost $44,698,069)		$44,698,069

Other Assets & Liabilities, net—5.8%		2,728,681

Total Net Assets—100.0%		$47,426,750

	Contracts	Unrealized Loss
FUTURES CONTRACTS PURCHASED†
April 2012 Goldman Sachs Index Futures Contracts (Aggregate Value of Contracts $47,237,600)	274	$(433,184)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.

Long/Short Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 32.2%
Farmer Mac[1]
0.14% due 06/25/12	25,000,000	$24,997,075
0.17% due 07/24/12	15,000,000	14,997,645
0.14% due 08/10/12	15,000,000	14,996,745

Total Farmer Mac		54,991,465

Fannie Mae[2]
0.20% due 05/01/12	25,000,000	24,999,400
0.23% due 04/02/12	15,000,000	15,000,000
0.15% due 09/12/12	10,000,000	9,995,470

Total Fannie Mae		49,994,870

Federal Farm Credit Bank[1]
0.19% due 05/09/12	20,000,000	19,999,380
Freddie Mac[2]
0.14% due 08/06/12	15,000,000	14,996,850

Total Federal Agency Discount Notes (Cost $139,953,209)		139,982,565

FEDERAL AGENCY NOTES††—18.4%
Federal Home Loan Bank[1]
0.15% due 04/16/12	25,000,000	25,001,175
0.13% due 05/15/12	20,000,000	19,999,520
0.15% due 06/07/12	15,000,000	15,000,000
0.37% due 11/30/12	10,000,000	10,015,490

Total Federal Home Loan Bank		70,016,185

Federal Farm Credit Bank[1]
0.24% due 06/20/12	10,000,000	10,001,950

Total Federal Agency Notes (Cost $80,011,966)		80,018,135

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES††—3.5%
Federal Home Loan Bank[1]
0.55% due 11/19/12	15,000,000	15,033,360

Total U.S. Government Sponsored Agency Bonds & Notes (Cost $15,036,350)		15,033,360

REPURCHASE AGREEMENTS††,3—37.6%
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	$110,121,540	110,121,540
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	30,982,623	30,982,623
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	14,216,749	14,216,749
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	8,234,838	8,234,838
Total Repurchase Agreements (Cost $163,555,750)		163,555,750

Total Investments—91.7% (Cost $398,557,275)		$398,589,810

Other Assets & Liabilities, net—8.3%		36,056,018

Total Net Assets—100.0%		$434,645,828

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
May 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $30,983,652)	222	$2,462,565
July 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $28,138,757)	209	1,807,623
June 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $23,941,823)	179	1,660,325
June 2012 Brent Crude Futures Contracts (Aggregate Value of Contracts $59,658,000)	488	(211,983)
May 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $35,360,010)	265	(523,518)
June 2012 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $61,132,980)	366	(531,119)

(Total Aggregate Value of Contracts $239,215,222)		$4,663,893

COMMODITY FUTURES CONTRACTS SOLD SHORT†
May 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $52,709,560)	2,491	6,292,113
May 2012 LME Nickel Futures Contracts (Aggregate Value of Contracts $57,215,856)	536	4,995,290
May 2012 LME Aluminium Futures Contracts (Aggregate Value of Contracts $57,587,438)	1,093	3,126,378

(Total Aggregate Value of Contracts $167,512,854)		$14,413,781

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 3.

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 58.7%
Farmer Mac[1]
0.25% due 05/03/12	$50,000,000	$49,998,701
0.20% due 05/31/12	50,000,000	49,997,550
0.22% due 06/22/12	50,000,000	49,994,400
0.20% due 10/25/12	50,000,000	49,968,550
0.16% due 11/01/12	50,000,000	49,964,500
0.21% due 03/28/13	50,000,000	49,920,150
0.23% due 07/17/12	30,000,000	29,995,590
0.16% due 11/15/12	26,000,000	25,980,344
0.13% due 04/05/12	25,000,000	24,999,950
0.27% due 04/13/12	25,000,000	24,999,850
0.21% due 06/01/12	25,000,000	24,997,925
0.25% due 06/20/12	25,000,000	24,997,250
0.20% due 07/31/12	25,000,000	24,995,825
0.12% due 08/01/12	25,000,000	24,994,950
0.17% due 12/28/12	25,000,000	24,973,775
0.18% due 01/23/13	25,000,000	24,969,200
0.17% due 07/24/12	20,000,000	19,996,860
0.15% due 10/31/12	20,000,000	19,987,060
0.24% due 04/26/12	15,000,000	14,999,805
0.11% due 07/02/12	15,000,000	14,998,110
0.11% due 07/03/12	15,000,000	14,998,080
0.20% due 04/26/12	15,000,000	9,999,870
0.20% due 05/01/12	10,000,000	9,999,760
0.14% due 08/10/12	10,000,000	9,997,830

Total Farmer Mac		670,725,885

Fannie Mae[2]
0.18% due 05/01/12	50,000,000	49,998,800
0.20% due 05/29/12	50,000,000	49,997,600
0.18% due 06/01/12	50,000,000	49,995,850
0.20% due 06/01/12	50,000,000	49,995,850
0.23% due 04/02/12	25,000,000	25,000,000
0.19% due 05/01/12	25,000,000	24,999,400
0.06% due 05/21/12	25,000,000	24,998,975
0.10% due 06/01/12	25,000,000	24,997,925
0.14% due 11/15/12	25,000,000	24,981,100
0.14% due 11/19/12	25,000,000	24,980,775

Total Fannie Mae		349,946,275

Federal Home Loan Bank[1]
0.03% due 04/02/12	100,000,000	99,999,917
0.08% due 06/27/12	25,000,000	24,997,025
0.17% due 11/01/12	10,000,000	9,992,900

Total Federal Home Loan Bank		134,989,842

Federal Farm Credit Bank[1]
0.19% due 07/02/12	30,000,000	29,996,220
0.20% due 07/25/12	25,000,000	24,996,050
0.09% due 08/03/12	25,000,000	24,994,875
0.13% due 09/05/12	25,000,000	24,989,175
0.19% due 01/28/13	15,000,000	14,981,205

Total Federal Farm Credit Bank		119,957,525

Freddie Mac[2]
0.20% due 08/06/12	25,000,000	24,994,750

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 58.7% (continued)
0.10% due 05/17/12	$15,000,000	$14,999,430

Total Freddie Mac		39,994,180

Total Federal Agency Discount Notes
(Cost $1,315,299,417)		1,315,613,707

FEDERAL AGENCY NOTES†† - 24.4%
Federal Home Loan Bank[1]
0.23% due 06/28/12	50,000,000	50,007,149
0.19% due 10/26/12	40,750,000	40,750,693
0.25% due 07/25/12	40,620,000	40,632,755
0.22% due 09/07/12	25,000,000	25,007,225
0.30% due 12/10/12	25,000,000	25,005,150
0.33% due 08/08/12	25,000,000	25,002,600
0.25% due 01/03/13	25,000,000	25,000,075
0.16% due 04/02/12	25,000,000	25,000,000
0.18% due 11/21/12	25,000,000	24,997,200
0.18% due 12/28/12	25,000,000	24,994,525
0.20% due 03/05/13	25,000,000	24,992,225
0.18% due 02/28/13	25,000,000	24,988,675
0.24% due 09/26/12	12,600,000	12,604,927
0.20% due 12/28/12	10,000,000	9,999,280

Total Federal Home Loan Bank		536,737,378

Federal Farm Credit Bank[1]
0.21% due 05/16/12	50,000,000	50,003,649
0.24% due 06/20/12	25,000,000	25,004,875
0.26% due 05/02/12	25,000,000	25,002,300

Total Federal Farm Credit Bank		100,010,824

Freddie Mac[2]
0.52% due 11/26/12	36,922,000	36,997,690
1.13% due 04/25/12	25,000,000	25,015,550

Total Freddie Mac		62,013,240

Fannie Mae[2]
0.75% due 02/26/13	15,000,000	15,070,170

Total Federal Agency Notes (Cost $713,835,433)		713,831,612

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
WORLD BANK DISCOUNT NOTE†† - 0.7% (continued)
World Bank 0.17% due 09/17/12	$15,000,000	$14,993,010

Total World Bank Discount Note (Cost $14,988,381)		14,993,010

REPURCHASE AGREEMENTS††,3—4.1%
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	$62,173,031	62,173,031
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	17,492,341	17,492,341
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	8,026,571	8,026,571
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	4,649,270	4,649,270

Total Repurchase Agreements (Cost $92,341,213)		92,341,213

Total Investments—95.4% (Cost $2,136,464,444)		$2,136,779,542

Other Assets & Liabilities, net—4.6%		102,872,102

Total Net Assets—100.0%		$2,239,651,644

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
June 2012 Euro Futures Contracts (Aggregate Value of Contracts $239,989,225)	1,439	$2,367,691
June 2012 British Pound Futures Contracts (Aggregate Value of Contracts $115,898,500)	1,160	2,223,934
June 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $22,820,520)	228	(132,821)

(Total Aggregate Value of Contracts $378,708,245)		$4,458,804

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2012 Soybean Futures Contracts (Aggregate Value of Contracts $110,750,575)	1,574	5,592,222
June 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $62,321,532)	455	352,219
July 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $23,081,621)	867	(18,811)

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
July 2012 Wheat Futures Contracts (Aggregate Value of Contracts $54,997,313)	1,635	$(691,585)
June 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $60,322,693)	451	(939,649)
July 2012 Silver Futures Contracts (Aggregate Value of Contracts $17,822,750)	110	(960,577)
June 2012 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $29,731,340)	178	(1,350,872)
July 2012 Copper Futures Contracts (Aggregate Value of Contracts $115,963,375)	1,210	(1,378,479)
July 2012 Corn Futures Contracts (Aggregate Value of Contracts $84,615,600)	2,636	(1,576,094)
June 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $162,460,479)	1,568	(7,322,060)
June 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $52,131,820)	2,318	(10,282,535)

(Total Aggregate Value of Contracts $774,199,098)		$(18,576,221)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
July 2012 Coffee 'C' Futures Contracts (Aggregate Value of Contracts $35,887,688)	518	7,034,377
June 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $67,128,360)	1,443	4,657,186
June 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $46,909,720)	1,298	2,238,187
July 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $23,759,160)	508	1,077,562

Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Contracts	Unrealized Gain
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
July 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $23,001,000)	1,025	$629,328

(Total Aggregate Value of Contracts $196,685,928)		$15,636,640

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $274,699,799)	1,818	$3,568,811
June 2012 Swiss Franc Futures Contracts (Aggregate Value of Contracts $46,435,188)	335	(4,657)

(Total Aggregate Value of Contracts $321,134,987)		$3,564,154

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
June 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $69,111,281)	534	35,090

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Repurchase Agreements — See Note 3.

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 46.0%
Information Technology - 9.1%
Novellus Systems, Inc.*,1	49,811	$2,486,067
Motorola Mobility Holdings, Inc.*,1	53,262	2,090,002
Taleo Corp. — Class A*,1	28,807	1,323,105
LoopNet, Inc.*,1	56,572	1,062,421
Convio, Inc.*,1	26,826	414,998
Equinix, Inc.*,1	1,668	262,627
Fidelity National Information Services, Inc.[1]	7,323	242,539
IAC/InterActiveCorp.[1]	4,906	240,836
Activision Blizzard, Inc.[1]	18,655	239,157
Alliance Data Systems Corp.*,1	1,893	238,442
Avnet, Inc.*,1	5,853	212,991
EchoStar Corp. — Class A*,1	7,373	207,477
CA, Inc.[1]	7,422	204,551
KLA-Tencor Corp.[1]	3,643	198,252
Jabil Circuit, Inc.[1]	7,796	195,836
Dell, Inc.*,1	11,133	184,807
DST Systems, Inc.[1]	3,039	164,805
Apple, Inc.*,1	191	114,499
Intel Corp.[1]	4,042	113,621
Tudou Holdings Ltd. ADR*	3,780	111,623
Tech Data Corp.*,1	1,720	93,327
Avago Technologies Ltd.[1]	2,166	84,409
Xilinx, Inc.[1]	1,768	64,408
Maxim Integrated Products, Inc.[1]	2,017	57,666
Adobe Systems, Inc.*,1	1,470	50,436
SanDisk Corp.*,1	921	45,672
Molex, Inc.[1]	1,569	44,120
NVIDIA Corp.*,1	2,503	38,521
Fairchild Semiconductor International, Inc. — Class A*,1	2,591	38,088
Motorola Solutions, Inc.[1]	623	31,667
Vishay Intertechnology, Inc.*,1	2,171	26,399
Synopsys, Inc.*,1	698	21,401
Harris Corp.[1]	472	21,278
Global Payments, Inc.[1]	274	13,015
Polycom, Inc.*,1	548	10,450

Total Information Technology		10,949,513

Industrials—7.8%
Goodrich Corp.[1]	20,175	2,530,751
RSC Holdings, Inc.*,1	71,511	1,615,433
Thomas & Betts Corp.*	9,240	664,448
Stanley Black & Decker, Inc.[1]	3,039	233,881
Towers Watson & Co. — Class A1	3,512	232,038
Kennametal, Inc.[1]	4,906	218,465
Northrop Grumman Corp.[1]	3,363	205,412
AGCO Corp.*,1	4,284	202,249
GATX Corp.[1]	4,844	195,213
Tyco International Ltd.[1]	3,188	179,102
Republic Services, Inc. — Class A1	5,754	175,843
Kirby Corp.*,1	2,617	172,172
Corrections Corporation of America*,1	6,077	165,963
Alexander & Baldwin, Inc.[1]	3,379	163,713
WESCO International, Inc.*,1	2,504	163,536

	Shares	Value
COMMON STOCKS† - 45.6% (continued)
Industrials - 7.8% (continued)
Ryder System, Inc.[1]	2,942	$155,338
Fastenal Co.[1]	2,855	154,456
Dover Corp.[1]	2,416	152,063
MSC Industrial Direct Company, Inc. — Class A1	1,814	151,070
WW Grainger, Inc.[1]	700	150,367
Caterpillar, Inc.[1]	1,344	143,163
Air Lease Corp. — Class A*,1	5,717	137,608
CSX Corp.[1]	6,018	129,508
FedEx Corp.[1]	1,361	125,158
Union Pacific Corp.[1]	1,163	124,999
Con-way, Inc.[1]	3,616	117,918
L-3 Communications Holdings, Inc.[1]	1,245	88,109
Cummins, Inc.[1]	648	77,786
Chicago Bridge & Iron Company N.V.[1]	1,757	75,885
Parker Hannifin Corp.[1]	847	71,614
Kansas City Southern*,1	847	60,721
CNH Global N.V.*,1	1,071	42,519
Emerson Electric Co.[1]	805	42,005
J.B. Hunt Transport Services, Inc.[1]	683	37,135
Gardner Denver, Inc.[1]	523	32,959
Armstrong World Industries, Inc.[1]	651	31,749
Norfolk Southern Corp.[1]	473	31,138
Cintas Corp.[1]	423	16,548
General Electric Co.[1]	698	14,009
Polypore International, Inc.*,1	387	13,607
WABCO Holdings, Inc.*,1	50	3,024

Total Industrials		9,298,675

Financials—6.9%
Delphi Financial Group, Inc. — Class A1	30,800	1,378,916
Advance America Cash Advance Centers, Inc.[1]	78,062	818,870
Harleysville Group, Inc.[1]	12,456	718,710
Pacific Capital Bancorp North America*	11,938	544,493
Annaly Capital Management, Inc.[1]	19,298	305,295
Encore Bancshares, Inc.*	13,385	272,653
Discover Financial Services[1]	7,596	253,251
CNA Financial Corp.[1]	7,945	233,027
Fidelity National Financial, Inc. — Class A1	12,877	232,172
Torchmark Corp.[1]	4,633	230,955
American Financial Group, Inc.[1]	5,903	227,738
American Capital Ltd.*,1	26,001	225,428
NASDAQ OMX Group, Inc.*,1	8,593	222,559
SL Green Realty Corp.[1]	2,765	214,426
Commerce Bancshares, Inc.[1]	5,000	202,600
Taubman Centers, Inc.[1]	2,715	198,060
Huntington Bancshares, Inc.[1]	28,434	183,399
Marsh & McLennan Companies, Inc.[1]	5,247	172,049
BOK Financial Corp.[1]	2,766	155,670

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 6.9% (continued)
Assured Guaranty Ltd.[1]	9,340	$154,297
Arch Capital Group Ltd.*,1	3,512	130,786
Douglas Emmett, Inc.[1]	5,554	126,687
Piedmont Office Realty Trust, Inc. — Class A1	6,810	120,878
MetLife, Inc.[1]	3,163	118,138
Macerich Co.[1]	1,968	113,652
BlackRock, Inc. — Class A1	488	99,991
Raymond James Financial, Inc.[1]	2,608	95,270
JPMorgan Chase & Co.[1]	1,918	88,190
Leucadia National Corp.[1]	3,039	79,318
Prudential Financial, Inc.[1]	1,071	67,891
U.S. Bancorp[1]	1,775	56,233
Interactive Brokers Group, Inc. — Class A1	2,616	44,472
HCP, Inc.[1]	1,022	40,328
New York Community Bancorp, Inc.[1]	2,774	38,586
Principal Financial Group, Inc.[1]	1,046	30,867
Citigroup, Inc.[1]	602	22,003
Capitol Federal Financial, Inc.[1]	1,769	20,980
ACE Ltd.[1]	225	16,470
Simon Property Group, Inc.[1]	99	14,422
Liberty Property Trust[1]	341	12,181

Total Financials		8,281,911

Utilities—5.5%
Progress Energy, Inc.[1]	63,790	3,387,887
Central Vermont Public Service Corp.[1]	16,012	563,622
NSTAR	6,088	296,058
NiSource, Inc.[1]	9,589	233,491
DTE Energy Co.[1]	4,134	227,494
Alliant Energy Corp.[1]	5,163	223,661
Pinnacle West Capital Corp.[1]	4,658	223,118
Consolidated Edison, Inc.[1]	3,761	219,718
American Electric Power Company, Inc.[1]	5,480	211,418
ONEOK, Inc.[1]	2,126	173,609
Ameren Corp.[1]	4,486	146,154
Atmos Energy Corp.[1]	4,230	133,076
NRG Energy, Inc.*,1	7,870	123,323
American Water Works Company, Inc.[1]	3,462	117,811
Entergy Corp.[1]	1,330	89,376
PG&E Corp.[1]	1,214	52,700
Public Service Enterprise Group, Inc.[1]	1,531	46,864
CenterPoint Energy, Inc.[1]	1,843	36,344
CMS Energy Corp.[1]	1,344	29,568
UGI Corp.[1]	454	12,372
Exelon Corp.[1]	105	4,117
SCANA Corp.[1]	59	2,691

Total Utilities		6,554,472

Health Care—4.5%
Zoll Medical Corp.*	14,564	1,349,063
Medco Health Solutions, Inc.*,1	9,022	634,247
Transcend Services, Inc.*	18,602	545,969

	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Health Care - 5.0% (continued)
Amgen, Inc.[1]	4,252	$289,094
ISTA Pharmaceuticals, Inc.*	29,290	263,904
Coventry Health Care, Inc.[1]	6,849	243,619
Cooper Companies, Inc.[1]	2,765	225,928
LifePoint Hospitals, Inc.*,1	5,380	212,187
Agilent Technologies, Inc.[1]	3,910	174,034
Forest Laboratories, Inc.*,1	4,906	170,189
Gilead Sciences, Inc.*,1	3,418	166,970
Celgene Corp.*,1	1,964	152,250
Myriad Genetics, Inc.*,1	6,352	150,288
United Therapeutics Corp.*,1	3,130	147,517
Endo Pharmaceuticals Holdings, Inc.*,1	3,388	131,217
Biogen Idec, Inc.*,1	1,030	129,749
SXC Health Solutions Corp.*,1	1,718	128,781
Pfizer, Inc.[1]	5,653	128,097
AmerisourceBergen Corp.[1]	2,591	102,811
Bio-Rad Laboratories, Inc. — Class A*,1	971	100,683
Amylin Pharmaceuticals, Inc.*,1	3,923	97,918
BioMarin Pharmaceutical, Inc.*,1	2,665	91,276
Perrigo Co.[1]	830	85,747
McKesson Corp.[1]	747	65,564
Aetna, Inc.[1]	1,121	56,229
Boston Scientific Corp.*,1	8,120	48,558
Vertex Pharmaceuticals, Inc.*,1	491	20,136
UnitedHealth Group, Inc.[1]	299	17,623
AMERIGROUP Corp.*,1	249	16,753
Humana, Inc.[1]	175	16,184
WellPoint, Inc.[1]	199	14,686
Alexion Pharmaceuticals, Inc.*,1	105	9,750
Cigna Corp.[1]	99	4,876

Total Health Care		5,991,897

Consumer Discretionary—3.9%
PEP Boys-Manny Moe & Jack[1]	53,217	793,999
Dillard’s, Inc. — Class A1	4,309	271,553
Jarden Corp.[1]	6,376	256,507
Foot Locker, Inc.[1]	7,945	246,693
Wyndham Worldwide Corp.[1]	5,156	239,805
Comcast Corp. — Class A1	7,648	229,516
Limited Brands, Inc.[1]	4,757	228,336
MGM Resorts International*,1	13,200	179,784
BorgWarner, Inc.*,1	1,943	163,873
Target Corp.[1]	2,770	161,408
O’Reilly Automotive, Inc.*,1	1,743	159,223
Genuine Parts Co.[1]	2,331	146,270
Brinker International, Inc.[1]	5,280	145,464
Time Warner Cable, Inc.[1]	1,752	142,788
Kohl’s Corp.[1]	2,717	135,932
Polaris Industries, Inc.[1]	1,868	134,776
DISH Network Corp. — Class A1	3,761	123,850
Hanesbrands, Inc.*,1	3,687	108,914
NIKE, Inc. — Class B1	844	91,523
Interpublic Group of Companies, Inc.[1]	7,522	85,826
CBS Corp. — Class B1	2,441	82,774
Hasbro, Inc.[1]	2,228	81,812
LKQ Corp.*,1	1,995	62,184
Best Buy Company, Inc.[1]	2,586	61,237

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Discretionary - 3.9% (continued)
Staples, Inc.[1]	3,294	$53,297
Family Dollar Stores, Inc.[1]	779	49,295
Education Management Corp.*,1	3,588	49,119
Coach, Inc.[1]	582	44,977
Service Corporation International[1]	2,907	32,733
Guess?, Inc.[1]	869	27,156
RadioShack Corp.[1]	3,691	22,958
Tempur-Pedic International, Inc.*,1	225	18,997
Choice Hotels International, Inc.[1]	458	17,102
Aaron’s, Inc.[1]	622	16,110
Fossil, Inc.*,1	99	13,066
Career Education Corp.*,1	1,106	8,914
DeVry, Inc.[1]	242	8,197

Total Consumer Discretionary		4,695,968

Materials—2.6%
Solutia, Inc.[1]	56,945	1,591,044
Westlake Chemical Corp.[1]	3,886	251,774
Rockwood Holdings, Inc.*,1	4,160	216,944
LyondellBasell Industries N.V. — Class A1	4,408	192,409
CF Industries Holdings, Inc.[1]	896	163,655
Cliffs Natural Resources, Inc.[1]	1,979	137,065
MeadWestvaco Corp.[1]	4,092	129,267
Domtar Corp.[1]	1,295	123,517
Alcoa, Inc.[1]	8,816	88,336
Freeport-McMoRan Copper & Gold, Inc.[1]	1,973	75,053
Intrepid Potash, Inc.*,1	2,377	57,832
International Paper Co.[1]	648	22,745
Huntsman Corp.[1]	773	10,830
Newmont Mining Corp.[1]	17	872

Total Materials		3,061,343

Consumer Staples—2.0%
ConAgra Foods, Inc.[1]	8,643	226,966
Coca-Cola Enterprises, Inc.[1]	7,821	223,681
Hormel Foods Corp.[1]	7,571	223,497
Smithfield Foods, Inc.*,1	9,415	207,412
Lorillard, Inc.[1]	1,565	202,636
Kroger Co.[1]	7,148	173,196
Philip Morris International, Inc.[1]	1,906	168,891
Reynolds American, Inc.[1]	3,635	150,634
Herbalife Ltd.[1]	2,141	147,344
Kimberly-Clark Corp.[1]	1,980	146,302
Kraft Foods, Inc. — Class A1	2,665	101,297
Church & Dwight Company, Inc.[1]	2,017	99,216
Avon Products, Inc.[1]	3,969	76,840
Corn Products International, Inc.[1]	1,270	73,216
Walgreen Co.[1]	1,768	59,210
Constellation Brands, Inc. — Class A*,1	2,217	52,299
Altria Group, Inc.[1]	1,158	35,747
Procter & Gamble Co.[1]	433	29,102
Green Mountain Coffee Roasters, Inc.*,1	224	10,492

	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Staples - 2.0% (continued)
Estee Lauder Companies, Inc. — Class A1	99	$6,132

Total Consumer Staples		2,414,110

Telecommunication Services—1.6%
AboveNet, Inc.*	17,956	1,486,757
SureWest Communications[1]	12,560	283,227
Verizon Communications, Inc.[1]	3,537	135,220
United States Cellular Corp.*,1	1,395	57,097
MetroPCS Communications, Inc.*,1	242	2,183

Total Telecommunication Services		1,964,484

Energy—1.6%
El Paso Corp.[1]	14,690	434,089
Valero Energy Corp.[1]	8,841	227,832
Tesoro Corp.*,1	7,895	211,902
Marathon Oil Corp.[1]	6,542	207,381
Chevron Corp.[1]	1,644	176,303
ConocoPhillips[1]	1,395	106,034
Unit Corp.*,1	2,366	101,170
Patterson-UTI Energy, Inc.[1]	5,554	96,029
Murphy Oil Corp.[1]	1,466	82,492
National Oilwell Varco, Inc.[1]	866	68,821
Occidental Petroleum Corp.[1]	615	58,566
QEP Resources, Inc.[1]	1,582	48,251
Spectra Energy Corp.[1]	1,395	44,012
SM Energy Co.[1]	249	17,622
Helmerich & Payne, Inc.[1]	98	5,287
Williams Companies, Inc.[1]	50	1,541

Total Energy		1,887,332

Total Common Stocks (Cost $50,884,009)		55,099,705

EXCHANGE TRADED FUNDS†—2.2%
iShares MSCI United Kingdom Index Fund[1]	45,062	779,573
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund[1]	19,362	379,108
BlackRock Enhanced Equity Dividend Trust[1]	49,372	370,290
iShares MSCI South Korea Index Fund[1]	4,010	238,755
Dividend and Income Fund, Inc.[1]	54,585	197,598
iShares MSCI South Africa Index Fund[1]	2,411	165,853
iShares MSCI Mexico Investable Market Index Fund[1]	2,144	134,043
RMR Real Estate Income Fund[1]	8,285	133,389
iShares MSCI Singapore Index Fund[1]	9,545	123,035
iShares MSCI Chile Investable Market Index Fund[1]	1,396	95,347
Vanguard MSCI Emerging Markets ETF[1]	1,742	75,725

Total Exchange Traded Funds (Cost $2,527,011)		2,692,716

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
CLOSED-END FUNDS† - 16.1%
Calamos Strategic Total Return Fund[1]	107,546	$1,075,461
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	109,801	1,046,405
Eaton Vance Risk-Managed Diversified Equity Income Fund[1]	97,323	1,030,651
Gabelli Dividend & Income Trust[1]	62,617	1,025,666
CBRE Clarion Global Real Estate Income Fund[1]	107,685	865,787
Eaton Vance Tax-Managed Buy-Write Opportunities Fund[1]	60,823	787,050
Royce Value Trust, Inc.[1]	48,757	676,747
Liberty All Star Equity Fund[1]	121,659	599,779
Calamos Global Dynamic Income Fund[1]	67,889	597,423
Eaton Vance Enhanced Equity Income Fund II1	51,334	558,514
Clough Global Opportunities Fund[1]	46,757	550,330
Eaton Vance Enhanced Equity Income Fund[1]	48,434	535,680
Blackrock Credit Allocation Income Trust IV1	40,688	531,792
Zweig Total Return Fund, Inc.[1]	158,247	506,390
BlackRock Enhanced Capital and Income Fund, Inc.[1]	35,607	480,338
BlackRock Credit Allocation Income Trust II, Inc.[1]	41,188	432,886
Western Asset/Claymore Inflation-Linked Opportunities & Income[1]	33,701	431,036
Adams Express Co.[1]	38,731	425,266
Petroleum & Resources Corp.[1]	16,337	424,762
Advent Claymore Convertible Securities and Income Fund[1]	25,414	414,502
Eaton Vance Tax Managed Global Buy Write Opportunities Fund[1]	36,186	399,493
H&Q Healthcare Investors[1]	23,844	392,711
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[1]	42,961	382,783
AGIC Equity & Convertible Income Fund[1]	20,174	358,290
John Hancock Bank and Thrift Opportunity Fund[1]	18,376	316,986
General American Investors Company, Inc.[1]	10,424	302,504
Tri-Continental Corp.[1]	18,154	289,012
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	67,105	287,209
Alpine Global Premier Properties Fund[1]	40,995	266,468
BlackRock Credit Allocation Income Trust III, Inc.[1]	19,701	221,242
Zweig Fund, Inc.[1]	68,763	220,729

	Shares	Value
CLOSED-END FUNDS† - 16.1% (continued)
First Trust Enhanced Equity Income Fund[1]	16,236	$196,131
Clough Global Equity Fund[1]	14,487	189,925
Japan Smaller Capitalization Fund, Inc.[1]	23,897	187,352
GDL Fund[1]	14,693	180,283
Madison/Claymore Covered Call & Equity Strategy Fund[1]	20,015	165,524
Source Capital, Inc.[1]	2,856	151,368
Cohen & Steers Dividend Majors Fund, Inc.[1]	10,789	149,967
Clough Global Allocation Fund[1]	10,686	148,963
Royce Micro-Capital Trust, Inc.[1]	15,711	147,841
Swiss Helvetia Fund, Inc.[1]	11,482	128,713
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	11,006	122,277
Guggenheim Enhanced Equitystrategy Fund[1]	6,158	105,918
Nuveen Preferred Income Opportunities Fund[1]	11,850	105,228
LMP Capital and Income Fund, Inc.[1]	7,777	104,134
Lazard Global Total Return and Income Fund, Inc.[1]	6,718	100,367
Gabelli Multimedia Trust, Inc.[1]	13,545	98,201
Thai Fund, Inc.[1]	6,187	98,188
Liberty All Star Growth Fund, Inc.[1]	22,501	97,879
LMP Real Estate Income Fund, Inc.[1]	9,504	97,511
Royce Focus Trust, Inc.[1]	10,793	75,119
Diamond Hill Financial Trends Fund, Inc.[1]	5,394	58,309
Madison Strategic Sector Premium Fund[1]	4,773	56,369
Ellsworth Fund Ltd.[1]	6,520	47,922
Gabelli Healthcare & WellnessRx Trust*,1	5,093	42,425
Bancroft Fund Ltd.[1]	2,468	41,117

Total Closed-End Funds (Cost $17,626,207)		19,330,923

	Face Amount
REPURCHASE AGREEMENTS††,2 - 33.2%
HSBC Group issued 03/30/12 at 0.01% due 04/02/12	$26,808,358	26,808,358
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	7,542,514	7,542,514
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12	3,460,973	3,460,973
Deutsche Bank issued 03/30/12 at 0.01% due 04/02/12	2,004,717	2,004,717

Total Repurchase Agreements (Cost $39,816,562)		39,816,562

Total Long Investments—97.5% (Cost $110,853,789)		$116,939,906

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (27.6)%
Telecommunication Services - (0.4)%
CenturyLink, Inc.	373	$(14,416)
NII Holdings, Inc.*	1,259	(23,052)
Sprint Nextel Corp.*	10,391	(29,614)
Clearwire Corp. — Class A*	50,337	(114,768)
tw telecom, Inc. — Class A*	5,198	(115,188)
SBA Communications Corp. — Class A*	3,119	(158,477)

Total Telecommunication Services		(455,515)

Consumer Staples—(1.1)%
Clorox Co.	223	(15,331)
Campbell Soup Co.	1,119	(37,878)
PepsiCo, Inc.	771	(51,156)
Colgate-Palmolive Co.	929	(90,838)
HJ Heinz Co.	1,890	(101,210)
Dean Foods Co.*	9,152	(110,831)
Hershey Co.	1,816	(111,375)
Sysco Corp.	3,830	(114,364)
Kellogg Co.	2,138	(114,661)
Molson Coors Brewing Co. — Class B	2,536	(114,754)
Mead Johnson Nutrition Co. — Class A	1,443	(119,019)
Flowers Foods, Inc.	5,845	(119,063)
McCormick & Company, Inc.	2,189	(119,147)
Sara Lee Corp.	5,571	(119,944)

Total Consumer Staples		(1,339,571)

Energy—(1.3)%
Nabors Industries Ltd.*	82	(1,434)
Cabot Oil & Gas Corp.	124	(3,865)
Halliburton Co.	210	(6,970)
Alpha Natural Resources, Inc.*	697	(10,601)
Continental Resources, Inc.*	149	(12,787)
Forest Oil Corp.*	1,170	(14,180)
EXCO Resources, Inc.	2,163	(14,341)
Atwood Oceanics, Inc.*	462	(20,739)
Core Laboratories N.V.	170	(22,367)
Tidewater, Inc.	448	(24,201)
Oil States International, Inc.*	339	(26,462)
Schlumberger Ltd.	472	(33,007)
Arch Coal, Inc.	3,084	(33,030)
SEACOR Holdings, Inc.*	387	(37,067)
Oceaneering International, Inc.	719	(38,747)
Sunoco, Inc.	1,095	(41,774)
Ultra Petroleum Corp.*	2,189	(49,537)
Rowan Companies, Inc.*	2,132	(70,207)
Newfield Exploration Co.*	2,313	(80,215)
Cimarex Energy Co.	1,070	(80,753)
Dresser-Rand Group, Inc.*	1,890	(87,677)
Range Resources Corp.	1,691	(98,315)
Southwestern Energy Co.*	3,233	(98,930)
Anadarko Petroleum Corp.	1,268	(99,335)
Cameron International Corp.*	1,965	(103,811)
FMC Technologies, Inc.*	2,163	(109,058)
Teekay Corp.	4,087	(142,023)
Kinder Morgan, Inc.	6,517	(251,882)

Total Energy		(1,613,315)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (27.6)% (continued)
Materials - (1.7)%
Cabot Corp.	78	$(3,329)
Steel Dynamics, Inc.	236	(3,431)
Bemis Company, Inc.	109	(3,520)
Silgan Holdings, Inc.	144	(6,365)
Nucor Corp.	255	(10,952)
Greif, Inc. — Class A	249	(13,924)
Sigma-Aldrich Corp.	200	(14,612)
Compass Minerals International, Inc.	299	(21,450)
Reliance Steel & Aluminum Co.	432	(24,399)
Rock-Tenn Co. — Class A	451	(30,470)
Royal Gold, Inc.	654	(42,654)
Sonoco Products Co.	1,318	(43,758)
Owens-Illinois, Inc.*	1,907	(44,509)
International Flavors & Fragrances, Inc.	895	(52,447)
Ball Corp.	1,349	(57,845)
Packaging Corporation of America	2,003	(59,268)
Ashland, Inc.	1,045	(63,808)
FMC Corp.	647	(68,491)
Southern Copper Corp.	2,562	(81,241)
Allied Nevada Gold Corp.*	3,059	(99,510)
Titanium Metals Corp.	7,560	(102,514)
AK Steel Holding Corp.	14,052	(106,233)
WR Grace & Co.*	1,841	(106,410)
Praxair, Inc.	1,020	(116,933)
Valspar Corp.	2,462	(118,890)
Scotts Miracle-Gro Co. — Class A	2,245	(121,589)
Carpenter Technology Corp.	2,500	(130,576)
Crown Holdings, Inc.*	3,626	(133,546)
Eastman Chemical Co.	6,824	(352,733)

Total Materials		(2,035,407)

Health Care—(1.7)%
Human Genome Sciences, Inc.*	1,395	(11,495)
Allscripts Healthcare Solutions, Inc.*	987	(16,384)
Stryker Corp.	373	(20,694)
DENTSPLY International, Inc.	522	(20,948)
Allergan, Inc.	249	(23,762)
Techne Corp.	448	(31,405)
Tenet Healthcare Corp.*	7,088	(37,637)
Community Health Systems, Inc.*	2,296	(51,063)
Regeneron Pharmaceuticals, Inc.*	448	(52,246)
Brookdale Senior Living, Inc. — Class A*	4,651	(87,067)
Lincare Holdings, Inc.	3,532	(91,408)
Laboratory Corporation of America Holdings*	1,095	(100,236)
Gen-Probe, Inc.*	1,542	(102,404)
Bruker Corp.*	7,014	(107,384)
Edwards Lifesciences Corp.*	1,508	(109,677)
Mylan, Inc.*	4,800	(112,560)
Warner Chilcott plc — Class A*	6,839	(114,964)
Hospira, Inc.*	3,084	(115,311)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (27.6)% (continued)
Health Care - (1.7)% (continued)
Charles River Laboratories International, Inc.*	3,208	$(115,777)
Alere, Inc.*	4,501	(117,071)
Catalyst Health Solutions, Inc.*	1,841	(117,327)
Quest Diagnostics, Inc.	1,965	(120,160)
Express Scripts Holding Co.	7,298	(395,406)

Total Health Care		(2,072,386)

Consumer Discretionary—(2.0)%
Apollo Group, Inc. — Class A*	124	(4,791)
PulteGroup, Inc.*	871	(7,708)
Netflix, Inc.*	74	(8,513)
Deckers Outdoor Corp.*	141	(8,890)
Gentex Corp.	398	(9,751)
Hyatt Hotels Corp. — Class A*	249	(10,637)
Yum! Brands, Inc.	223	(15,873)
Lennar Corp. — Class A	821	(22,315)
Johnson Controls, Inc.	870	(28,258)
Whirlpool Corp.	423	(32,512)
H&R Block, Inc.	2,354	(38,770)
Lamar Advertising Co. — Class A*	1,343	(43,527)
CarMax, Inc.*	1,492	(51,698)
American Eagle Outfitters, Inc.	3,183	(54,716)
Ross Stores, Inc.	945	(54,905)
WMS Industries, Inc.*	2,755	(65,376)
TJX Companies, Inc.	1,691	(67,150)
Under Armour, Inc. — Class A*	771	(72,474)
Darden Restaurants, Inc.	1,443	(73,824)
Starbucks Corp.	1,367	(76,402)
Ford Motor Co.	6,242	(77,963)
NVR, Inc.*	116	(84,254)
DreamWorks Animation SKG, Inc. — Class A*	4,974	(91,770)
Madison Square Garden Co. — Class A*	2,835	(96,957)
Washington Post Co. — Class B	274	(102,358)
Newell Rubbermaid, Inc.	5,969	(106,308)
Morningstar, Inc.	1,765	(111,283)
Urban Outfitters, Inc.*	3,830	(111,491)
Regal Entertainment Group — Class A	8,207	(111,616)
Weight Watchers International, Inc.	1,464	(113,007)
Bally Technologies, Inc.*	2,536	(118,558)
Tiffany & Co.	1,740	(120,286)
Marriott International, Inc. — Class A	3,272	(123,845)
Amazon.com, Inc.*	622	(125,961)
Goodyear Tire & Rubber Co.*	13,573	(152,289)

Total Consumer Discretionary		(2,396,036)

Industrials—(4.0)%
Hertz Global Holdings, Inc.*	114	(1,715)
Deere & Co.	25	(2,023)
First Solar, Inc.*	274	(6,864)
Owens Corning*	196	(7,062)
Avery Dennison Corp.	273	(8,225)
GrafTech International Ltd.*	695	(8,298)
Equifax, Inc.	200	(8,852)
Robert Half International, Inc.	356	(10,787)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (27.6)% (continued)
Industrials - (4.0)% (continued)
United Technologies Corp.	274	$(22,726)
Cooper Industries plc	373	(23,853)
UTI Worldwide, Inc.	1,459	(25,139)
IDEX Corp.	647	(27,258)
Snap-on, Inc.	597	(36,399)
Illinois Tool Works, Inc.	771	(44,040)
CH Robinson Worldwide, Inc.	845	(55,339)
Landstar System, Inc.	972	(56,104)
URS Corp.	1,343	(57,104)
Terex Corp.*	2,628	(59,130)
3M Co.	746	(66,551)
Roper Industries, Inc.	693	(68,718)
Lennox International, Inc.	1,890	(76,167)
Joy Global, Inc.	1,045	(76,808)
Nielsen Holdings N.V.*	2,562	(77,219)
Southwest Airlines Co.	9,620	(79,269)
Oshkosh Corp.*	3,581	(82,972)
Regal-Beloit Corp.	1,268	(83,117)
Crane Co.	1,716	(83,226)
Expeditors International of Washington, Inc.	1,915	(89,067)
Iron Mountain, Inc.	3,158	(90,951)
Manitowoc Company, Inc.	6,989	(96,868)
United Continental Holdings, Inc.*	4,770	(102,555)
Jacobs Engineering Group, Inc.*	2,367	(105,024)
Stericycle, Inc.*	1,268	(106,056)
Flowserve Corp.	920	(106,269)
Rockwell Collins, Inc.	1,890	(108,788)
Boeing Co.	1,468	(109,175)
Ingersoll-Rand plc	2,736	(113,134)
Harsco Corp.	4,824	(113,171)
Dun & Bradstreet Corp.	1,343	(113,792)
Honeywell International, Inc.	1,890	(115,385)
Valmont Industries, Inc.	995	(116,823)
Manpower, Inc.	2,536	(120,130)
Shaw Group, Inc.*	3,905	(123,828)
Toro Co.	1,765	(125,509)
Masco Corp.	9,576	(128,031)
CoStar Group, Inc.*	2,091	(144,384)
Copa Holdings S.A. — Class A	2,059	(163,073)
Delta Air Lines, Inc.*	19,398	(192,234)
United Parcel Service, Inc. — Class B	2,949	(238,043)
United Rentals, Inc.*	19,878	(852,567)

Total Industrials		(4,729,822)

Utilities—(4.3)%
Westar Energy, Inc.	398	(11,116)
N.V. Energy, Inc.	2,909	(46,893)
AES Corp.*	4,171	(54,515)
FirstEnergy Corp.	1,318	(60,088)
National Fuel Gas Co.	1,343	(64,625)
GenOn Energy, Inc.*	36,708	(76,353)
TECO Energy, Inc.	4,725	(82,924)
ITC Holdings Corp.	1,343	(103,330)
Integrys Energy Group, Inc.	2,064	(109,371)
Questar Corp.	5,695	(109,686)
Vectren Corp.	3,805	(110,573)
Aqua America, Inc.	5,074	(113,099)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (27.6)% (continued)
Utilities - (4.3)% (continued)
NextEra Energy, Inc.	1,866	$(113,975)
Dominion Resources, Inc.	2,230	(114,198)
Calpine Corp.*	6,740	(115,995)
MDU Resources Group, Inc.	5,214	(116,741)
Northeast Utilities	7,990	(296,589)
Duke Energy Corp.	166,407	(3,496,210)

Total Utilities		(5,196,281)

Information Technology—(5.5)%
FleetCor Technologies, Inc.*	50	(1,939)
Juniper Networks, Inc.*	124	(2,837)
Arrow Electronics, Inc.*	112	(4,701)
Yahoo!, Inc.*	406	(6,179)
JDS Uniphase Corp.*	797	(11,549)
Amphenol Corp. — Class A	200	(11,954)
Western Union Co.	945	(16,632)
Marvell Technology Group Ltd.*	1,418	(22,305)
Linear Technology Corp.	845	(28,477)
AOL, Inc.*	1,592	(30,200)
Riverbed Technology, Inc.*	1,194	(33,528)
Atmel Corp.*	3,649	(35,979)
ANSYS, Inc.*	571	(37,126)
IPG Photonics Corp.*	778	(40,495)
Citrix Systems, Inc.*	571	(45,058)
ON Semiconductor Corp.*	5,297	(47,726)
MICROS Systems, Inc.*	920	(50,867)
Xerox Corp.	6,451	(52,124)
LSI Corp.*	6,363	(55,231)
Dolby Laboratories, Inc. — Class A*	1,616	(61,505)
Informatica Corp.*	1,268	(67,077)
CoreLogic, Inc.*	4,552	(74,289)
WebMD Health Corp. — Class A*	3,034	(77,610)
Micron Technology, Inc.*	11,514	(93,263)
Acme Packet, Inc.*	3,443	(94,751)
Factset Research Systems, Inc.	969	(95,970)
Lender Processing Services, Inc.	3,781	(98,306)
Cognizant Technology Solutions Corp. — Class A*	1,293	(99,496)
Rovi Corp.*	3,183	(103,607)
Silicon Laboratories, Inc.*	2,437	(104,791)
Computer Sciences Corp.	3,507	(105,000)
Tellabs, Inc.	25,982	(105,227)
Trimble Navigation Ltd.*	1,990	(108,296)
Itron, Inc.*	2,420	(109,892)
Broadridge Financial Solutions, Inc.	4,609	(110,201)
Paychex, Inc.	3,581	(110,975)
Diebold, Inc.	2,885	(111,130)
FLIR Systems, Inc.	4,402	(111,415)
Akamai Technologies, Inc.*	3,076	(112,889)
International Rectifier Corp.*	4,950	(114,197)
VeriSign, Inc.	3,010	(115,403)
PMC—Sierra, Inc.*	16,190	(117,054)
Cree, Inc.*	3,730	(117,980)
NetApp, Inc.*	2,643	(118,327)
National Instruments Corp.	4,179	(119,185)
Ciena Corp.*	7,535	(121,992)
Advanced Micro Devices, Inc.*	15,743	(126,258)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (27.6)% (continued)
Information Technology - (5.5)% (continued)
Ariba, Inc.*	3,929	$(128,518)
Youku, Inc. ADR*	6,029	(132,578)
Salesforce.com, Inc.*	870	(134,424)
Zebra Technologies Corp. — Class A*	6,324	(260,422)
Lam Research Corp.*	55,965	(2,497,158)

Total Information Technology		(6,594,093)

Financials—(5.6)%
Regions Financial Corp.	379	(2,498)
Boston Properties, Inc.	50	(5,250)
First Horizon National Corp.	1,399	(14,522)
Wells Fargo & Co.	477	(16,285)
Associated Banc-Corp.	1,295	(18,078)
TD Ameritrade Holding Corp.	994	(19,622)
SunTrust Banks, Inc.	870	(21,028)
First Niagara Financial Group, Inc.	2,163	(21,284)
Arthur J Gallagher & Co.	622	(22,230)
KeyCorp	2,995	(25,458)
St. Joe Co.*	1,468	(27,907)
East West Bancorp, Inc.	1,219	(28,147)
City National Corp.	635	(33,318)
Synovus Financial Corp.	16,276	(33,366)
Plum Creek Timber Company, Inc.	920	(38,235)
First Republic Bank*	1,169	(38,507)
Washington Federal, Inc.	2,484	(41,781)
Zions Bancorporation	2,059	(44,186)
Host Hotels & Resorts, Inc.	3,010	(49,424)
Genworth Financial, Inc. — Class A*	6,168	(51,318)
Fulton Financial Corp.	5,075	(53,288)
BRE Properties, Inc.	1,070	(54,089)
SEI Investments Co.	2,761	(57,125)
Weingarten Realty Investors	2,263	(59,811)
PNC Financial Services Group, Inc.	929	(59,911)
First Citizens BancShares, Inc. — Class A	346	(63,211)
CME Group, Inc. — Class A	224	(64,810)
Affiliated Managers Group, Inc.*	635	(70,999)
Greenhill & Company, Inc.	1,666	(72,704)
BB&T Corp.	2,381	(74,740)
Brandywine Realty Trust	6,591	(75,665)
CapitalSource, Inc.	12,023	(79,352)
Everest Re Group Ltd.	895	(82,805)
Hudson City Bancorp, Inc.	12,127	(88,648)
Mack-Cali Realty Corp.	3,158	(91,014)
Howard Hughes Corp.*	1,428	(91,206)
Allstate Corp.	2,785	(91,682)
Vornado Realty Trust	1,119	(94,220)
Green Dot Corp. — Class A*	3,606	(95,631)
Corporate Office Properties Trust	4,402	(102,170)
IntercontinentalExchange, Inc.*	746	(102,515)
State Street Corp.	2,268	(103,194)
Eaton Vance Corp.	3,756	(107,346)
Erie Indemnity Co. — Class A	1,393	(108,570)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (27.6)% (continued)
Financials - (5.6)% (continued)
Cincinnati Financial Corp.	3,158	$(108,983)
Mercury General Corp.	2,511	(109,831)
Brown & Brown, Inc.	4,684	(111,386)
Markel Corp.*	249	(111,786)
Health Care REIT, Inc.	2,039	(112,063)
Old Republic International Corp.	10,719	(113,085)
Ventas, Inc.	1,990	(113,630)
Aspen Insurance Holdings Ltd.	4,078	(113,939)
Endurance Specialty Holdings Ltd.	2,835	(115,271)
CIT Group, Inc.*	2,810	(115,884)
PartnerRe Ltd.	1,716	(116,499)
RenaissanceRe Holdings Ltd.	1,542	(116,776)
General Growth Properties, Inc.	6,939	(117,894)
Regency Centers Corp.	2,661	(118,361)
Jones Lang LaSalle, Inc.	1,426	(118,800)
MSCI, Inc. — Class A*	3,233	(119,007)
Waddell & Reed Financial, Inc. — Class A	3,701	(119,949)
Goldman Sachs Group, Inc.	969	(120,515)
TCF Financial Corp.	10,189	(121,147)
XL Group plc — Class A	5,620	(121,898)
Progressive Corp.	5,272	(122,205)
Northern Trust Corp.	2,612	(123,939)
Bank of Hawaii Corp.	2,708	(130,932)
LPL Investment Holdings, Inc.*	3,457	(131,158)
Bank of America Corp.	14,176	(135,665)
Popular, Inc.*	68,424	(140,269)
Franklin Resources, Inc.	1,235	(153,177)
Forest City Enterprises, Inc. — Class A*	9,880	(154,721)
T. Rowe Price Group, Inc.	2,381	(155,480)
Moody’s Corp.	3,780	(159,138)
TFS Financial Corp.*	21,302	(202,369)
Cullen/Frost Bankers, Inc.	4,259	(247,830)

Total Financials		(6,670,737)

Total Common Stock Sold Short (Proceeds $30,872,914)		(33,103,163)

EXCHANGE TRADED FUNDS SOLD SHORT†—(19.0)%
iShares FTSE China 25 Index Fund	364	(13,333)
iShares MSCI BRIC Index Fund	626	(25,591)
iShares MSCI Malaysia Index Fund	2,024	(29,571)
iShares MSCI Turkey Index Fund	816	(43,289)
iShares MSCI Italy Index Fund	3,821	(49,979)
iShares MSCI Emerging Markets Index Fund	1,206	(51,786)
iShares MSCI Taiwan Index Fund	4,590	(61,644)
iShares MSCI Sweden Index Fund	2,569	(74,527)
iShares MSCI Thailand Index Fund	1,034	(75,265)
iShares MSCI Australia Index Fund	3,236	(76,078)
Market Vectors Russia ETF	2,639	(81,519)
iShares MSCI EMU Index Fund	2,876	(90,738)
iShares MSCI France Index Fund	4,210	(92,915)

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† - (19.0)% (continued)
iShares MSCI Austria Investable Market Index Fund	5,723	$(93,972)
iShares iBoxx Investment Grade Corporate Bond Fund	827	(95,684)
iShares Barclays 7-10 Year Treasury Bond Fund	978	(101,008)
iShares MSCI Germany Index Fund	4,690	(109,136)
iShares JPMorgan USD Emerging Markets Bond Fund	1,117	(125,897)
iPath MSCI India Index ETN*	2,431	(137,279)
iShares MSCI Hong Kong Index Fund	8,606	(150,089)
iShares MSCI Brazil Index Fund	2,359	(152,722)
iShares MSCI Canada Index Fund	6,139	(173,979)
iShares Barclays 3-7 Year Treasury Bond Fund	1,597	(193,397)
iShares Barclays MBS Bond Fund	1,836	(198,196)
iShares Barclays TIPS Bond Fund	1,829	(215,182)
iShares Barclays 20+ Year Treasury Bond Fund	2,072	(232,478)
iShares MSCI Belgium Investable Market Index Fund	20,918	(258,128)
iShares MSCI Netherlands Investable Market Index Fund	14,062	(267,037)
Market Vectors Gold Miners ETF	5,591	(277,146)
PowerShares Emerging Markets Sovereign Debt Portfolio	11,185	(313,404)
iShares MSCI Japan Index Fund	46,414	(472,495)
iShares MSCI EAFE Index Fund	9,953	(546,420)
Powershares QQQ Trust Series 1	10,076	(680,634)
iShares MSCI Switzerland Index Fund	27,847	(697,010)
iShares Barclays Aggregate Bond Fund	8,772	(963,604)
iShares Dow Jones US Real Estate Index Fund	17,711	(1,103,218)
SPDR Barclays Capital High Yield Bond ETF	33,061	(1,301,612)
iShares Russell 2000 Index Fund	19,350	(1,603,147)
iShares Russell 1000 Growth Index Fund	47,335	(3,127,896)
SPDR S&P 500 ETF Trust	25,916	(3,646,899)
iShares Russell 1000 Value Index Fund	67,550	(4,733,228)

Total Exchange Traded Funds Sold Short (Proceeds $21,156,561)		(22,737,132)

Total Securities Sold Short- (46.6)% (Proceeds $52,029,475)		$(55,840,295)

Other Assets & Liabilities, net—49.1%		58,838,494

Total Net Assets—100.0%		$119,938,105

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $4,341,600)	64	$290,598
September 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $3,562,180)	34	92,250
July 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $3,381,045)	127	34,707
June 2012 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $501,090)	3	(7,119)
June 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $535,013)	4	(11,083)
December 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $3,175,200)	70	(47,167)
October 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $3,569,958)	29	(79,918)
March 2013 Cocoa Futures Contracts (Aggregate Value of Contracts $3,590,590)	157	(108,303)
October 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $3,438,240)	104	(132,490)
June 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $3,023,800)	65	(183,771)
September 2012 Corn Futures Contracts (Aggregate Value of Contracts $3,518,750)	125	(272,205)
September 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $2,681,640)	108	(1,171,267)

(Total Aggregate Value of Contracts $35,319,106)		$(1,595,768)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $3,706,560)	117	968,541
July 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $4,672,001)	128	339,460

	Contracts	Unrealized Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
August 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $3,064,320)	64	$258,227
May 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $1,093,500)	16	242,635
July 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $4,173,840)	186	139,706
July 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $3,835,140)	82	87,368
October 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $3,465,180)	69	77,855
May 2012 LME Nickel Futures Contracts (Aggregate Value of Contracts $640,476)	6	44,523
June 2012 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $689,601)	13	16,315
June 2012 LME Lead Futures Contracts (Aggregate Value of Contracts $459,956)	9	(122)
July 2012 Corn Futures Contracts (Aggregate Value of Contracts $4,237,200)	132	(16,481)
May 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $2,651,754)	19	(25,192)
September 2012 Wheat Futures Contracts (Aggregate Value of Contracts $826,500)	24	(40,827)
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $3,423,000)	125	(81,996)
June 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $3,315,520)	32	(90,976)
July 2012 Soybean Futures Contracts (Aggregate Value of Contracts $3,658,850)	52	(453,418)

(Total Aggregate Value of Contracts $43,913,398)		$1,465,618

CREDIT DEFAULT SWAPS††,3

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY-18 Index	Barclays Bank plc	5.00%	06/20/17	$4,000,000	$(3,880,000)	$(99,791)	$(20,209)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2012.
[2]	Repurchase Agreements—See Note 3.
[3]	Credit Default Swaps—See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At March 31, 2012, none of the Funds held forward currency contracts.

G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid. When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

H. The Funds invest in futures for liquidity and to gain index exposure. The Multi-Hedge Strategies Fund invests in futures for income, hedging and speculation. These funds invested in stock or bond index futures, commodity futures, currency futures, or a combination of the four. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, these Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

NOTES TO FINANCIAL STATEMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Commodities Strategy Fund	$—	$—	$44,698,069	$—	$44,698,069
Long/Short Commodities Strategy Fund	—	20,344,294	398,589,810	—	418,934,104
Managed Futures Strategy Fund	—	29,776,607	2,136,779,542	—	2,166,556,149
Multi-Hedge Strategies Fund	77,123,344	2,592,185	39,816,562	—	119,532,091

Liabilities
Commodities Strategy Fund	$—	$433,184	$—	$—	$433,184
Long/Short Commodities Strategy Fund	—	1,266,620	—	—	1,266,620
Managed Futures Strategy Fund	—	24,658,140	—	—	24,658,140
Multi-Hedge Strategies Fund	55,840,295	2,722,335	3,880,000	—	62,442,630

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2012, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group 0.01% Due 04/02/12	945,000,000	945,000,788	U.S. Treasury STRIPS 0.00% 02/15/13 - 02/15/22	1,040,731,200	963,900,029
Mizuho Financial Group, Inc. 0.01% Due 04/02/12	$265,875,123	$265,875,345	U.S. Treasury Bills 0.00% 08/23/12 - 02/07/13	$231,055,000	$230,868,945
			U.S. Treasury Notes 2.50% - 2.63% 03/31/13 - 11/15/20	37,530,300	40,323,785
Credit Suisse Group 0.01% Due 04/02/12	235,771,833	235,772,030	U.S. Treasury Notes 1.38% - 2.13% 11/30/15 - 08/15/21	235,636,900	240,487,393
Deutsche Bank			U.S. Treasury Note
0.01%			1.25%
Due 04/02/12	70,666,667	70,666,726	03/15/14	70,800,000	72,080,016

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Disclosures about Credit Derivatives

Multi-Hedge Strategies Fund entered into credit default swaps as a seller of protection primarily to gain exposure similar to the highyield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the ayment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Item 2. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date May 29, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date May 29, 2012

*	Print the name and title of each signing officer under his or her signature.